Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 294,840,000		$ 212,716,000		$ 128,884,000
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	533,585,000		423,605,000		202,543,000
Other amortization expenses	15,185,000		16,851,000		17,169,000
Provision for loan losses	27,008,000		2,010,000		29,684,000
Impairment of assets	29,287,000		12,194,000		947,000
Stock-based compensation expense	18,521,000		10,786,000		11,823,000
Loss on derivatives	(1,825,000)		0		0
Loss (gain) on extinguishment of debt, net	(775,000)		(979,000)		34,171,000
Income from unconsolidated entities	(2,482,000)		(5,772,000)		(6,673,000)
Rental income less than (in excess of) cash received	(32,362,000)		(31,578,000)		(6,594,000)
Amortization related to above (below) market leases, net	165,000		(2,507,000)		(2,856,000)
Gain (loss) on sales of properties, net	(100,549,000)		(61,160,000)		(36,115,000)
Distributions by unconsolidated entities operating	(17,607,000)		(6,149,000)		0
Increase (decrease) in accrued expenses and other liabilities	38,213,000		10,653,000		12,293,000
Decrease (increase) in receivables and other assets	(18,285,000)		(4,744,000)		(20,535,000)
Net cash provided from (used in) operating activities	818,133,000		588,224,000		364,741,000
Investing activities
Investment in real property, net of cash acquired	(3,345,111,000)		(4,905,122,000)		(2,074,176,000)
Capitalized interest	(9,777,000)		(13,164,000)		(20,792,000)
Investment in real estate loans receivable	(665,094,000)		(51,477,000)		(97,265,000)
Other investments, net of payments	25,425,000		(22,986,000)		(133,894,000)
Principal collected on real estate loans receivable	35,020,000		188,811,000		43,495,000
Contributions to unconsolidated entities	(227,735,000)		(2,784,000)		(196,413,000)
Distributions by unconsolidated entities investing	13,136,000		9,135,000		103,000
Proceeds from (payments on) derivatives	6,652,000		0		0
Decrease (increase) in restricted cash	(35,766,000)		30,248,000		(52,124,000)
Proceeds from sales of real property	610,271,000		247,210,000		219,027,000
Net cash provided from (used in) investing activities	(3,592,979,000)		(4,520,129,000)		(2,312,039,000)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	(610,000,000)		310,000,000		160,000,000
Proceeds from issuance of senior unsecured notes	2,025,708,000		1,381,086,000		1,821,683,000
Payments to extinguish senior unsecured notes	(370,524,000)		(3,000)		(495,542,000)
Secured debt issued	157,418,000		119,030,000		154,306,000
Payments on secured debt	(406,210,000)		(83,998,000)		(217,711,000)
Net proceeds from the issuance of common stock	3,581,292,000		2,137,594,000		995,438,000
Net proceeds from issuance of preferred stock	277,687,000		696,437,000		0
Redemption of preferred stock	(275,000,000)		0		0
Decrease (increase) in deferred loan expenses	(7,152,000)		(28,867,000)		(3,869,000)
Contributions by noncontrolling interests	24,115,000	[1]	8,604,000	[1]	2,611,000	[1]
Distributions to noncontrolling interests	(29,353,000)	[1]	(30,705,000)	[1]	(3,301,000)	[1]
Cash distributions to stockholders	(722,450,000)		(544,248,000)		(370,223,000)
Other financing activities	(403,000)		(1,113,000)		0
Net cash provided from (used in) financing activities	3,645,128,000		3,963,817,000		2,043,392,000
Increase (decrease) in cash and cash equivalents	870,282,000		31,912,000		96,094,000
Cash and cash equivalents at beginning of period	163,482,000		131,570,000		35,476,000
Cash and cash equivalents at end of period	1,033,764,000		163,482,000		131,570,000
Supplemental cash flow information:
Interest paid	369,511,000		285,884,000		156,207,000
Income taxes paid	$ 3,071,189.98		$ 389,000		$ 319,000

[1]	Includes amounts attributable to redeemable noncontrolling interests. See accompanying notes.